OTHER PROVISIONS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of other provisions [abstract]
Disclosure of other provisions, contingent liabilities and contingent assets

As at December 31,	2020	2019
Other taxes payable	$19.7	$19.3
Provision for repatriation taxes payable (i)	18.5	27.9
Provision for taxes	3.9	10.8
Deferred revenue on metal streaming arrangement (ii)	77.6	89.2
Other provisions and liabilities (iii)	70.4	35.4
	$190.2	$182.6
Current	$77.6	$39.5
Non-current	112.6	143.1
	$190.2	$182.6
(i)The Company is subject to additional taxes in Chile on the repatriation of profits to its foreign shareholders. Total taxes in the amount of $18.5 million (2019: $27.9 million) have been accrued on the assumption that the profits will be repatriated.
(ii)On October 27, 2015 the Company entered into three metal purchase agreements with Sandstorm pursuant to which, the Company received advanced consideration of $170.4 million against future deliveries of silver production from Cerro Moro, Minera Florida and Chapada, copper production from Chapada, and gold production from Agua Rica. The advanced consideration is accounted for as deferred revenue, with revenue recognized when the metals are delivered to the counterparty. The liabilities associated with the deferred revenue balances referenced to production from the Chapada mine were derecognized as part of the sale of the Chapada mine in July 2019. The following table summarizes the changes in deferred revenue from the metal streaming arrangement:

2020
As at December 31, 2019	$89.2
Recognition of revenue during the year net of interest accretion	(10.7)
Variable consideration adjustment	(0.9)
$77.6
Current portion	$13.5
Non-current portion	64.1
As at December 31, 2020	$77.6
(iii)Other provisions and liabilities include the current portion of environmental rehabilitation provisions, and other contingent provisions. The increase during the year reflects the provisions associated with the initial acquisition and consolidation of Alumbrera and an increase in the current portion of environmental rehabilitation provisions.